Consolidated Balance Sheets - USD ($)		Aug. 31, 2025	Aug. 31, 2024
Current assets
Cash and cash equivalents		$ 93,329	$ 152,985
Accounts receivable		56,235	62,914
Inventories		316,508	460,047
Deposit, prepayments and other receivables		61,676	114,806
Total current assets		527,748	790,752
Non-current assets
Property, plant and equipment, net		264,557	357,778
Operating lease right-of-use assets		91,408	199,647
Deferred offering cost		3,225,464	449,576
Technology-related intangible assets, net		41,579,778	51,481,358
Total non-current assets		45,161,207	52,488,359
TOTAL ASSETS		45,688,955	53,279,111
Current liabilities
Accounts payable and accruals		548,194	267,900
Other payables		149,034	95,831
Deferred revenue		11,005	10,012
Hire purchase creditor		4,852	8,758
Amounts due to shareholders		2,436,407	1,202,692
Operating lease liability - current		63,262	99,445
Total current liabilities		3,212,754	1,684,638
Non-current liabilities
Hire purchase creditor			4,320
Operating lease liabilities		34,774	108,891
Total non-current liabilities		34,774	113,211
TOTAL LIABILITIES		3,247,528	1,797,849
Commitments and contingencies (Note 14)
Shareholders’ equity
Common stock, 250,000,000 authorized; $0.001 par value, 27,180,631 and 25,685,591 shares issued and outstanding as at August 31, 2025 and 2024	[1]	27,181	25,686
Additional paid in capital		97,492,063	91,513,818
Accumulated other comprehensive loss		(85,598)	(48,827)
Accumulated deficit		(54,028,719)	(39,401,857)
Non-controlling interest		(963,500)	(607,558)
Total shareholders’ equity		42,441,427	51,481,262
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 45,688,955	$ 53,279,111

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.